Note O - Fair Value of Financial Instruments - Level 3 Fair Value Measurements (Details) - Fair Value, Nonrecurring [Member] - Valuation, Market Approach [Member] $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Impaired Loans, Fair Value	$ 1,644
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Measurement Input, Comparability Adjustment [Member] | Minimum [Member]
Unobservable input	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Measurement Input, Comparability Adjustment [Member] | Maximum [Member]
Unobservable input	20
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Measurement Input, Comparability Adjustment [Member] | Weighted Average [Member]
Unobservable input	9.7
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Impaired Loans, Fair Value		$ 264
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Measurement Input, Comparability Adjustment [Member] | Minimum [Member]
Unobservable input		0.068
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Measurement Input, Comparability Adjustment [Member] | Maximum [Member]
Unobservable input		0.667
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Measurement Input, Comparability Adjustment [Member] | Weighted Average [Member]
Unobservable input		0.18
Commercial and Industrial Portfolio Segment [Member]
Impaired Loans, Fair Value	$ 4,559
Commercial and Industrial Portfolio Segment [Member] | Measurement Input, Comparability Adjustment [Member] | Minimum [Member]
Unobservable input	0
Commercial and Industrial Portfolio Segment [Member] | Measurement Input, Comparability Adjustment [Member] | Maximum [Member]
Unobservable input	61
Commercial and Industrial Portfolio Segment [Member] | Measurement Input, Comparability Adjustment [Member] | Weighted Average [Member]
Unobservable input	10.3